Supplemental Disclosures To Consolidated Statements Of Cash Flows (Supplemental Disclosures To Consolidated Statements Of Cash Flows) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Additional Balance Sheet And Cash Flow Information [Line Items]
Interest, excluding interest capitalized	$ 17,009,000	¥ 1,398,000,000	¥ 1,515,000,000	¥ 1,545,000,000
Income taxes	113,457,000	9,325,000,000	6,654,000,000	9,641,000,000
Fair value of assets acquired			15,733,000,000
Liabilities assumed			(9,178,000,000)
Goodwill			30,000,000
Gain on bargain purchase			(2,543,000,000)
Treasury stock			(4,721,000,000)
Cash paid, net of cash acquired			(679,000,000)
Property acquired under capital leases during the year	28,836,000	2,370,000,000	2,851,000,000	4,371,000,000
Recognition of tangible fixed assets due to asset retirement obligations	$ 5,572,000	¥ 458,000,000	¥ 228,000,000	¥ 505,000,000